SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Translations of amounts from RMB into US$	6.4936	6.1190
Average translation of amounts from RMB into US$	6.2284	6.1428	6.1932
Minimum
Payment term to corporate and institutional clients	45 days
Maximum
Payment term to corporate and institutional clients	60 days
Parent company
Translations of amounts from RMB into US$	6.4778